Law Offices

Stradley, Ronon, Stevens & Young, LLP

     2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

Direct Dial - (215) 564-8711

     1933 Act Rule 497(j)
1933 Act File No. 033-47287
1940 Act File No. 811-06637

November 2, 2009

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

                   Re:     The UBS Funds
                             File Nos. 033-47287 and 811-06637

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 74/75 to the Registration Statement of The UBS Funds, which was filed with the Securities and Exchange Commission electronically on October 28, 2009.

     Please direct questions or comments relating to this certification to me at the above telephone number.

                                                                                                              Very truly yours,

                                                                                                              /s/ Amy C. Fitzsimmons
                                                                                                              Amy C. Fitzsimmons